Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of details of provisions
The detail of Provisions in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Provision for pensions and other obligations post-employments	2,225	2,392	3,185
Other long term employee benefits	880	950	1,242
Provisions for taxes and other legal contingencies	2,715	2,074	1,996
Contingent liabilities and commitments (note 2.o)	702	734	733
Other provisions	1,919	1,999	2,427
Provisions	8,441	8,149	9,583

Schedule of changes in provision
The changes in 'Provisions' in the last three years were as follows:

EUR million
	2023
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	2,392	950	734	4,073	8,149
Incorporation of Group companies, net	(4)	—	—	—	(4)
Additions charged to income	93	244	(24)	2,501	2,814
Interest expense (note 39)	60	34	—	—	94
Staff costs (note 46)	33	9	—	—	42
Provisions or reversion of provisions	—	201	(24)	2,501	2,678
Addition	3	204	392	4,013	4,612
Release	(3)	(3)	(416)	(1,512)	(1,934)
Other additions arising from insurance contracts linked to pensions	—	—	—	—	—
Changes in value recognised in equity	944	—	—	—	944
Payments to pensioners and pre-retirees with a charge to internal provisions	(182)	(316)	—	—	(498)
Insurance premiums paid	—	—	—	—	—
Payments to external funds	(750)	—	—	—	(750)
Amounts used	—	—	(1)	(2,087)	(2,088)
Transfer, exchange differences and other changes	(268)	2	(7)	147	(126)
Balances at end of year	2,225	880	702	4,634	8,441

EUR million
	2022					2021
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	3,185	1,242	733	4,423	9,583	3,976	1,751	700	4,425	10,852
Incorporation of Group companies, net	—	—	—	—	—	—	—	—	—	—
Additions charged to income	128	69	(27)	1,876	2,046	100	101	29	2,748	2,978
Interest expense (note 39)	73	27	—	—	100	78	13	—	—	91
Staff costs (note 46)	57	8	—	—	65	67	6	—	—	73
Provisions or reversion of provisions	(2)	34	(27)	1,876	1,881	(45)	82	29	2,748	2,814
Addition	10	105	618	3,484	4,217	21	154	473	3,065	3,713
Release	(12)	(71)	(645)	(1,608)	(2,336)	(66)	(72)	(444)	(317)	(899)
Other additions arising from insurance contracts linked to pensions	(33)	—	—	—	(33)	(8)	—	—	—	(8)
Changes in value recognised in equity	242	—	—	—	242	(1,705)	—	—	—	(1,705)
Payments to pensioners and pre-retirees with a charge to internal provisions	(229)	(363)	—	—	(592)	(201)	(605)	—	—	(806)
Insurance premiums paid	(3)	—	—	—	(3)	—	—	—	—	—
Payments to external funds	(451)	—	—	—	(451)	(440)	—	—	—	(440)
Amounts used	—	—	—	(2,817)	(2,817)	—	—	—	(2,961)	(2,961)
Transfer, exchange differences and other changes	(447)	2	28	591	174	1,463	(5)	4	211	1,673
Balances at end of year	2,392	950	734	4,073	8,149	3,185	1,242	733	4,423	9,583

Schedule of provision for pensions and similar obligations
The detail of Provisions for pensions and similar obligations is as follows:

EUR million
	2023	2022	2021
Provisions for post-employment plans - Spanish entities	770	1,245	1,709
Provisions for other similar obligations - Spanish entities	817	895	1,188
Of which pre-retirements	805	884	1,176
Provisions for post-employment plans - United Kingdom	76	29	44
Provisions for post-employment plans - Other subsidiaries	1,379	1,118	1,432
Provisions for other similar obligations - Other subsidiaries	63	55	54
Provision for pensions and other obligations post -employments and Other long term employee benefits	3,105	3,342	4,427
Of which defined benefits	3,097	3,335	4,419

Schedule of actuarial assumptions used to calculate defined benefit obligations	Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Annual discount rate	3.35%	3.80%	0.90%	3.35%	3.80%	0.90%
Mortality tables	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1
Cumulative annual CPI growth	2.00%	2.00%	1.00%	2.00%	2.00%	1.00%
Annual salary increase rate	1.25%A	1.25%A	1.25%A	N/A	N/A	N/A
Annual social security pension increase rate	2.12%	2.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	0%	0%
A.Corresponds to the group’s defined-benefit obligationsSpecifically, the most significant actuarial assumptions used in the calculations were as follows:

	2023	2022	2021
Annual discount rate	4.63%	4.88%	1.90%
Mortality tables	The S3 Middle tables weighted at 84% of the CMI_2022 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2021 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2020 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.
Cumulative annual CPI growth	3.02%	3.11%	3.37%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.96%	2.98%	3.21%

Disclosure of expected rate of return assumptions
The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Expected rate of return on plan assets	3.35%	3.80%	0.90%	3.35%	3.80%	0.90%
Expected rate of return on reimbursement rights	3.35%	3.80%	0.90%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2023 and the two preceding years is as follows:

EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Present value of the obligations
To current employees	21	25	29	—	—	—
Vested obligations to retired employees	1,917	2,005	2,797	—	—	—
To pre-retirees employees	—	—	—	812	892	1,186
Long-service bonuses and other benefits	—	—	—	12	11	12
Other	49	46	65	—	—	—
	1,987	2,076	2,891	824	903	1,198
Less - Fair value of plan assets	1,235	861	1,217	7	8	10
Provisions - Provisions for pensions	752	1,215	1,674	817	895	1,188
Of which:
Internal provisions for pensions	677	1,141	1,560	817	895	1,188
Net pension assets	(14)	(24)	(30)	—	—	—
Insurance contracts linked to pensions (note 14)	93	104	149	—	—	—
Unrecognised net assets for pensions	(4)	(6)	(5)	—	—	—
The funding status of the defined benefit obligations in 2023 and the two preceding years is as follows:

EUR million
	2023	2022	2021
Present value of the obligations	9,451	8,982	15,392
Less-
Fair value of plan assets	10,208	10,152	17,244
Provisions - Provisions for pensions	(757)	(1,170)	(1,852)
Of which:
Internal provisions for pensions	76	29	44
Net assets for pensions	(833)	(1,199)	(1,896)
The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2023 and the two preceding years is as follows:

EUR million
	2023	Of which business in Brazil	2022	2021
Present value of the obligations	8,485	5,961	7,578	8,018
Less-
Of which: with a charge to the participants	114	114	107	106
Fair value of plan assets	7,787	6,132	7,321	7,167
Provisions - Provisions for pensions	584	(285)	150	745
Of which:
Internal provisions for pensions	1,434	474	1,166	1,478
Net assets for pensions	(154)	(63)	(122)	(64)
Unrecognised net assets for pensions	(696)	(696)	(894)	(669)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Current service cost	2	3	5	1	1	1
Interest cost (net)	42	48	24	30	25	11
Expected return on insurance contracts linked to pensions	(4)	(4)	(1)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	7	(67)	(15)
Past service cost	2	2	13	13	—	—
Pre-retirement cost	—	—	—	160	92	139
OtherA	(1)	(8)	(39)	(1)	—	(55)
	41	41	2	210	51	81
A.Including reduction/settlement effect
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	2023	2022	2021
Current service cost	14	30	33
Interest cost (net)	(62)	(37)	(6)
Provisions or reversal of provisions, net
Cost of services provided	—	—	6
Others	—	—	—
	(48)	(7)	33
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

EUR million
	2023	2022	2021
Current service cost	25	31	34
Interest cost (net)	84	64	62
Provisions or reversion of provisions
(Actuarial gains)/losses recognised in the year	23	8	11
Past service cost	1	8	3
Pre-retirement cost	—	—	(24)
Other	(3)	(3)	(3)
	130	108	83

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Present value of the obligations at beginning of year	2,076	2,891	3,419	903	1,198	1,707
Incorporation of Group companies, net	—	—	6	—	—	—
Current service cost	2	3	5	1	1	1
Interest cost	82	78	36	30	25	11
Pre-retirement cost	—	—	—	160	92	139
Effect of curtailment/settlement	(1)	(8)	(61)	(1)	—	(55)
Benefits paid	(210)	(258)	(248)	(290)	(346)	(589)
Benefits paid due to settlements	—	—	(166)	—	—	—
Past service cost	2	2	13	13	—	—
Actuarial (gains)/losses	37	(631)	(121)	7	(68)	(15)
Demographic actuarial (gains)/losses	(2)	2	9	—	(5)	(8)
Financial actuarial (gains)/losses	39	(633)	(130)	7	(63)	(7)
Exchange differences and other items	(1)	(1)	8	1	1	(1)
Present value of the obligations at end of year	1,987	2,076	2,891	824	903	1,198
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	2023	2022	2021
Present value of the obligations at beginning of year	8,982	15,392	15,472
Net incorporation of companies into the Group	(28)	—	—
Current service cost	14	30	33
Interest cost	436	283	219
Benefits paid	(428)	(487)	(465)
Benefits paid by settlements	(9)	—	—
Contributions made by employees	6	9	18
Past service cost	—	—	6
Actuarial (gains)/losses	281	(5,660)	(933)
Demographic actuarial (gains)/losses	(59)	(144)	(17)
Financial actuarial (gains)/losses	340	(5,516)	(916)
Exchange differences and other items	197	(585)	1,042
Present value of the obligations at end of year	9,451	8,982	15,392
The changes in the present value of the accrued obligations were as follows:

EUR million
	2023	2022	2021
Present value of the obligations at beginning of year	7,578	8,018	8,434
Incorporation of Group companies, net	(20)	—	(5)
Current service cost	25	31	34
Interest cost	600	546	429
Pre-retirement cost	—	—	(24)
Effect of curtailment/settlement	(2)	(3)	(3)
Benefits paid	(730)	(653)	(538)
Benefits paid due to settlements	(2)	(179)	—
Contributions made by employees	3	5	3
Past service cost	1	8	3
Actuarial (gains)/losses	697	(876)	(486)
Demographic actuarial (gains)/losses	40	5	16
Financial actuarial (gains)/losses	657	(881)	(502)
Exchange differences and other items	335	681	171
Present value of the obligations at end of year	8,485	7,578	8,018

Schedule of changes in fair value of plan assets
The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Fair value of plan assets at beginning of year	861	1,217	1,542	8	10	12
Incorporation of Group companies, net	—	—	6	—	—	—
Expected return on plan assets	40	30	12	—	—	—
Gains/(losses) on settlements	—	—	(22)	—	—	—
Benefits paid	(89)	(78)	(263)	(2)	(2)	(2)
Contributions/(surrenders)	409	2	15	—	—	—
Actuarial gains/(losses)	25	(303)	(76)	—	(1)	—
Exchange differences and other items	(11)	(7)	3	1	1	—
Fair value of plan assets at end of year	1,235	861	1,217	7	8	10
The changes in the fair value of the plan assets were as follows:

EUR million
	2023	2022	2021
Fair value of plan assets at beginning of year	10,152	17,244	15,575
Net incorporation of companies into the Group	(41)	—	—
Expected return on plan assets	498	320	225
Benefits paid	(434)	(487)	(463)
Contributions	225	262	285
Actuarial gains/(losses)	(406)	(6,517)	541
Exchange differences and other items	214	(670)	1,081
Fair value of plan assets at end of year	10,208	10,152	17,244
The changes in the fair value of the plan assets were as follows:

EUR million
	2023	2022	2021
Fair value of plan assets at beginning of year	7,321	7,167	7,182
Incorporation of Group companies, net	(16)	—	(6)
Expected return on plan assets	588	570	411
Benefits paid	(644)	(766)	(478)
Contributions	124	198	152
Actuarial gains/(losses)	110	(498)	(155)
Exchange differences and other items	304	650	61
Fair value of plan assets at end of year	7,787	7,321	7,167

Schedule of insurance contracts linked to pensions

Insurance Contracts linked to pensions
EUR million
	Post-employment plans			Other similar obligations
	2023	2022	2021	2023	2022	2021
Fair value of insurance contracts linked to pensions at beginning of year	104	149	174	—	—	—
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on insurance contracts linked to pensions	4	4	1	—	—	—
Benefits paid	(15)	(16)	(19)	—	—	—
Paid premiums	—	—	1	—	—	—
Actuarial gains/(losses)	—	(33)	(8)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	93	104	149	—	—	—

Schedule of maturity of estimated benefits payments
The following table shows the estimated benefits payable at 31 December 2023 for the next ten years:

EUR million
2024	464
2025	390
2026	338
2027	281
2028	229
2029 to 2033	744
The following table shows the estimated benefits payable at 31 December 2023 for the next ten years:

EUR million
2024	525
2025	448
2026	466
2027	494
2028	512
2029 to 2033	2,764
The following table shows the estimated benefits payable at 31 December 2023 for the next ten years:

EUR million
2024	658
2025	665
2026	671
2027	682
2028	694
2029 to 2033	3,499

Schedule of main categories of plan assets
The main categories of plan assets as a percentage of total plan assets are as follows:

	2023	2022	2021
Equity instruments	—	—	10%
Debt instruments	62%	51%	51%
Properties	12%	13%	10%
Other	26%	36%	29%
The main categories of plan assets as a percentage of total plan assets are as follows:

	2023	2022	2021
Equity instruments	11%	11%	12%
Debt instruments	83%	83%	83%
Properties	1%	1%	1%
Other	5%	5%	4%

Schedule of other provisions by geographical area and by type of provision
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

EUR million
	2023	2022	2021
Recognised by Spanish companies	1,921	1,768	1,595
Recognised by other EU companies	433	328	779
Recognised by other companies	2,280	1,977	2,049
Of which:
Brazil	1,618	1,243	1,339
	4,634	4,073	4,423
The types of provision were determined by grouping together items of a similar nature:

EUR million
	2023	2022	2021
Provisions for taxes	745	679	564
Provisions for employment-related proceedings (Brazil)	611	301	328
Provisions for other legal proceedings	1,359	1,094	1,104
Provision for customer remediation	454	349	745
Provision for restructuring	596	641	749
Other	869	1,009	933
	4,634	4,073	4,423